Note 22 - Leases - Parenthetical Information (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net Carrying Value for each Class of Leasing Assets [Line Items]
Carrying amount of right-of-use assets included in "Property and equipment"	€ 3,500	€ 3,500
Of which: Properties leases	3,500	3,500
Of which: Vehicle leases	11	12
Carrying amount of lease liabilities included in "Other liabilities"	3,965	3,974
Of which: Total future minimum rental payments for the Group headquarters in Frankfurt am Main that was sold and leased back on December 1, 2011	495
Interest expense recorded from the compounding of the lease liabilities	86	79
Expenses relating to short-term leases	2	7
Expenses relating to low-value assets	0	2
Income from the subletting of RoU assets	34	24
Total cash outflow for leases	767	729
Of which: Expenditures made for real estate rentals	754	708
Of which: Principal portion of lease payments	679	653
Of which: Payments for the interest portion	87	€ 77
Potential payment exposures arising from extension options	5,300
Future payments for leases not yet commenced, but to which the Group is committed	€ 1,100